Right of use assets	12 Months Ended
Dec. 31, 2024
Right-of-use assets
Right-of-use assets

12.    Right-of-use assets

The rollforward of the right-of-use assets is set for the below:

	Weighted average rate (p.a.)	December 31, 2023	Additions	Derecognition of right-of-use assets	Translation to presentation currency	December 31, 2024
Cost
Real estate		19,370	4,623	(2,422)	(2,073)	19,498
Vehicles		2,343	918	(827)	(523)	1,911
		21,713	5,541	(3,249)	(2,596)	21,409
Depreciation
Real estate	21.62%	(12,368)	(3,628)	2,103	1,513	(12,380)
Vehicles	33.00%	(1,147)	(742)	642	273	(974)
		(13,515)	(4,370)	2,745	1,786	(13,354)
Total		8,198	1,171	(504)	(810)	8,055

	Weighted average rate (p.a.)	January 1, 2023	Additions	Derecognition of right-of-use assets	Translation to presentation currency	December 31, 2023
Cost
Real estate		18,523	1,636	(1,496)	707	19,370
Vehicles		2,337	651	(824)	179	2,343
		20,860	2,287	(2,320)	886	21,713
Depreciation
Real estate	20.90%	(9,243)	(3,845)	1,165	(445)	(12,368)
Vehicles	33.00%	(848)	(801)	573	(71)	(1,147)
		(10,091)	(4,646)	1,738	(516)	(13,515)
Total		10,769	(2,359)	(582)	370	8,198

Some of the Group’s leases have the option of an extension that can be exercised for an indefinite period, and in these cases the Group has already considered in the measurement of the lease amounts the extensions that are reasonably certain to be exercised.